UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-08957

                HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           13455 NOEL ROAD, SUITE 800
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                JAMES D. DONDERO
                        HIGHLAND CAPITAL MANAGEMENT, L.P.
                           13455 NOEL ROAD, SUITE 800
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 665-1287

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: NOVEMBER 30, 2006
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.


INVESTMENT PORTFOLIO (UNAUDITED)

NOVEMBER 30, 2006               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

 PRINCIPAL
 AMOUNT ($)                                                         VALUE ($)
-----------                                                       -------------

SENIOR LOAN NOTES (a) - 86.7%

AEROSPACE - AEROSPACE/DEFENSE - 2.4%
  4,000,000   Airport Development & Investment Ltd.
                 Subordinated Acquisition Facility,
                 9.12%, 04/07/11                                      7,900,391
              AWAS Capital, Inc.
                 First Priority Term Loan,
 13,934,817      7.19%, 03/15/13                                     13,656,121
                 Second Priority Term Loan,
  7,793,882      11.44%, 03/15/13                                     7,910,790
              DeCrane Aircraft Holdings, Inc.
                 First Lien Revolver,
    193,333      11.75%, 03/31/08 (c)                                   188,500
                 First Lien Term Loan,
  7,919,983      9.80%, 03/31/08                                      7,999,183
  1,903,900   Forgings International Hold (Firth
                 Rixon) (United Kingdom)
                 Term D (USD),
                 9.71%, 03/22/15                                      1,932,459
  1,985,000   IAP Worldwide Services, Inc.
                 First Lien Term Loan,
                 8.44%, 12/30/12                                      1,973,844
              TDS Investor Corp. (Travelport)
                 Dollar Term Loan,
    910,778      8.37%, 08/23/13                                        913,875
                 Synthetic Letter of Credit,
    170,655      8.37%, 08/23/13 (b)                                    171,269
  2,950,588   Vought Aircraft Industries, Inc.
                 Term Loan, 8.00%, 12/22/11                           2,964,426
                                                                  -------------

                                                                     45,610,858
                                                                  -------------
AEROSPACE - AIRLINES - 2.9%
              Continental Airlines, Inc.
                 Tranche A-1 Term Loan,
  1,714,286      8.78%, 06/01/11                                      1,731,429
                 Tranche A-2 Term Loan,
  4,285,714      8.78%, 06/01/11                                      4,328,571
  1,945,176   Northwest Airlines, Inc.
                 Term Loan DIP, 7.36%, 08/27/11                       1,947,354
  5,000,000   Northwest Airlines Inc.
                 Term Loan Dip, 7.90%, 08/21/08                       5,031,300
 12,500,000   U S Airways, Inc.
                 Term Loan, 8.87%, 03/31/11                          12,596,375
              United Air Lines, Inc.
                 Delayed Draw Tranche B Term
  3,482,500      Loan, 9.08%, 02/01/12                                3,527,146
                 Tranche B Term Loan,
 24,377,500      9.25%, 02/01/12                                     24,685,144
                                                                  -------------

                                                                     53,847,319
                                                                  -------------
BROADCASTING - 4.6%
               Havana Bidco Ltd.
    602,543      Facility B, 7.65%, 08/31/14                          1,192,629
  2,176,700      Facility C, 8.15%, 08/31/15                          4,329,808
                 Facility D (2nd Lien),
  3,000,000      10.15%, 02/29/16                                     6,033,874
                 Mezzanine Loan,
  3,523,711      14.15%, 08/31/16                                     7,121,866
                 USD Term Loan B,
  2,403,831      7.81%, 08/31/14                                      2,418,855

 PRINCIPAL
 AMOUNT ($)                                                         VALUE ($)
-----------                                                       -------------

BROADCASTING (CONTINUED)
              Millennium Digital Media Systems, LLC
                 Facility B Term Loan,
 27,221,384      8.99%, 06/30/11                                     27,221,384
    141,685      Revolver, 06/30/11 (b) (c)                             141,685
  1,037,839      Term Facility, 06/30/11 (b)                          1,037,839
              NEP Supershooters LP
                 First Lien Term A Loan,
  1,384,670      9.42%, 02/03/11                                      1,401,120
                 Second Lien Term Loan,
  1,043,977      13.37%, 08/03/11                                     1,059,637
              NextMedia Operating, Inc
                 Delay Draw Term Loan,
  1,218,462      7.32%, 11/15/12                                      1,215,415
                 Initial First Lien Term Loan,
  2,741,538      7.33%, 11/15/12                                      2,736,987
 11,000,000   Paxson Communications Corp.
                 First Lien Term Loan,
                 8.62%, 01/15/12                                     11,199,320
  1,500,000   Persona Communications Corp.
                 (Canada)
                 Second Lien Term Loan,
                 11.37%, 04/12/14                                     1,511,250
 17,351,788   Young Broadcasting, Inc.
                 Term Loan, 8.00%, 11/03/12                          17,332,874
                                                                  -------------

                                                                     85,954,543
                                                                  -------------
CABLE - INTERNATIONAL CABLE - 1.1%
  1,856,263   Bragg Communications, Inc.
                 Term Loan B, 7.08%, 08/31/11                         1,858,583
              NTL Inc. (United Kingdom)
  3,000,000      B4 Facility, 7.32%, 01/10/13                         3,016,260
  2,850,000   Puerto Rico Cable Acquisition
                 Co., Inc. (Puerto Rico)
                 First Lien Term Loan,
                 8.50%, 07/28/11                                      2,867,812
              San Juan Cable, LLC (Puerto Rico)
                 First Lien Term Loan,
  2,481,250      7.39%, 10/31/12                                      2,483,831
                 Second Lien Term Loan,
  1,700,000      10.89%, 10/31/13                                     1,721,250
              UPC Broadband Holding BV
              (Netherlands)
  4,971,250      Facility J2, 7.64%, 03/31/13                         4,983,529
  3,971,250      Facility K2, 7.64%, 03/31/13                         3,980,146
                                                                  -------------

                                                                     20,911,411
                                                                  -------------
CABLE - US CABLE - 7.5%
              Century Cable Holdings LLC
                 Discretionary Term Loan,
  7,500,000      10.25%, 12/31/09                                     7,344,900
  2,500,000      Revolver, 9.25%, 03/31/09                            2,426,550
 15,000,000      Term Loan, 10.25%, 06/30/09                         14,690,700
              Cequel Communications LLC
                 Bridge Term Loan,
  5,000,000      10.32%, 10/30/07                                     5,000,000
                 First Lien Term Loan B,
  3,000,000      7.62%, 11/05/13                                      2,995,140
                 NC Term Facility,
  3,000,000      10.36%, 10/30/07 (b)                                 3,000,000

NOVEMBER 30, 2006               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

 PRINCIPAL
 AMOUNT ($)                                                         VALUE ($)
-----------                                                       -------------

SENIOR LOAN NOTES (CONTINUED)

CABLE - US CABLE (CONTINUED)
              Cequel Communications LLC (continued)
                 Second Lien Tranche A Term
  2,000,000      Loan, 9.99%, 05/01/14                                1,994,240
              Charter Communications Operating LLC
 20,108,684      Term Loan, 8.01%, 04/28/13                          20,265,934
  8,000,000      Term Loan, 8.13%, 04/28/13                           8,062,560
                 Tranche B Term Loan,
  1,994,924      8.13%, 04/07/11                                      2,006,375
 21,880,013   CSC Holdings, Inc.
                 Incremental Term Loan,
                 7.14%, 03/29/13                                     21,874,543
 14,087,500   Hilton Head Communications LP
                 Revolver, 8.25%, 09/30/07                           13,695,727
              Knology, Inc.
                 New Term Loan,
  1,731,999      7.88%, 06/29/10                                      1,742,114
                 Second Lien Term Loan,
  5,102,730      15.49%, 06/29/11                                     6,021,221
  3,145,000   Mediacom Broadband Group
                 Tranche A Term Loan,
                 6.51%, 03/31/10                                      3,089,962
  1,000,000   Mediacom Illinois, LLC
                 Tranche C Term Loan,
                 7.22%, 01/31/15                                        999,380
              Northland Cable Television, Inc.
                 First Lien Term Loan B,
  4,962,500      9.38%, 12/22/12                                      4,974,906
                 Second Lien Term Loan,
  4,000,000      13.49%, 06/22/13                                     4,000,000
              Olympus Cable Holdings LLC
 11,500,000      Term Loan A, 9.50%, 06/30/10                        11,251,370
  1,000,000      Term Loan B, 10.25%, 09/30/10                          980,750
              WideOpenWest Finance LLC
                 First Lien Term Loan,
  4,000,000      7.66%, 05/01/13                                      4,010,000
                 Second Lien Term Loan,
  1,000,000      10.40%, 05/01/14                                     1,010,780
                                                                  -------------

                                                                    141,437,152
                                                                  -------------
CHEMICALS - COMMODITY & FERTILIZER - 0.1%
  2,166,667   Ferro Corp.
                 Term Loan,
                 8.57%, 06/06/12 (b) (c)                              2,163,980
                                                                  -------------
CHEMICALS - SPECIALTY CHEMICALS - 1.2%
  2,410,909   Brenntag Holding GMBH & Co.
                 Facility B2 Term Loan,
                 8.08%, 01/17/14                                      2,443,312

    589,091   Brenntag Holding GMBH & Co.
                 (Germany)
                 Acquisition Facility,
                 8.08%, 01/17/14                                        592,773
              Ineos U S Finance LLC
  2,000,000      Term Loan A4, 7.34%, 12/14/12                        2,000,880
  4,250,000      Term Loan B2, 7.34%, 12/14/13                        4,295,178
  4,250,000      Term Loan C2, 7.84%, 12/14/14                        4,300,490

 PRINCIPAL
 AMOUNT ($)                                                         VALUE ($)
-----------                                                       -------------

CHEMICALS - SPECIALTY CHEMICALS (CONTINUED)
  1,359,091   Innophos, Inc.
                 Tranche B Term Loan,
                 7.58%, 08/13/10                                      1,364,609
  2,487,500   ISP Chemco, Inc.
                 Term Loan, 7.41%, 02/16/13                           2,491,928
    977,653   Kraton Polymers Group of Cos.
                 Term Loan, 7.38%, 12/23/10                             981,319
    988,000   Nusil Technology LLC
                 Tranche B Term Loan,
                 10.00%, 10/24/13                                       995,410
  3,000,000   Panda Hereford Ethanol, L.P.
                 Tranche A Term Loan,
                 9.07%, 07/28/13                                      2,985,000
                                                                  -------------

                                                                     22,450,899
                                                                  -------------
CONSUMER DURABLES - 0.2%
  2,906,639   Rexair LLC
                 Additional Term Facility,
                 9.75%, 06/30/10                                      2,913,906
                                                                  -------------
CONSUMER NON-DURABLES - 1.3%
  1,990,000   Amscan Holdings
                 Term Loan B, 8.39%, 12/23/12                         2,005,562
  1,555,556   Camelbak Products, Inc.
                 Second Lien Term Loan,
                 13.46%, 02/04/12                                     1,271,667
     26,601   DS Waters Enterprises LP
                 Term Loan, 9.33%, 11/07/09                              26,701
  3,000,000   DS Waters Enterprises, Inc.
                 Term Loan B, 10/27/12 (b)                            3,011,250
              FSB Holdings, Inc. (Fresh Start Bakeries)
                 First Lien Tranche B Term
  1,500,000      Loan, 09/29/13 (b)                                   1,505,625
                 Second Lien Term Loan,
  1,000,000      03/29/14 (b)                                         1,005,000
  3,000,000   Hanesbrands Inc.
                 Term B Loan, 7.68%, 09/05/13                         3,025,890
  1,706,348   Hillman Group, Inc.
                 Term Loan B, 8.50%, 03/31/11                         1,717,013
    563,587   Polaroid Corp.
                 Term Loan, 12.38%, 04/27/11                            566,405
    871,066   Solo Cup Co.
                 Term B1 Loan, 7.84%, 02/27/11                          874,951
  1,977,440   Spectrum Brands
                 U. S. Dollar Term Loan,
                 8.38%, 02/07/12                                      1,988,316
              UCG Paper Crafts, Inc.
                 First Lien Synthetic Facility,
    400,000      8.57%, 02/17/13                                        400,000
                 First Lien Term Facility,
  1,592,000      8.58%, 02/17/13                                      1,592,000
                 Second Lien Term Loan,
  1,990,000      12.83%, 08/17/13                                     1,994,975
  3,740,625   VJCS Acquisition, Inc.
                 Term B Facility, 7.80%, 07/19/13                     3,717,246
                                                                  -------------

                                                                     24,702,601
                                                                  -------------

NOVEMBER 30, 2006               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

 PRINCIPAL
 AMOUNT ($)                                                         VALUE ($)
-----------                                                       -------------

SENIOR LOAN NOTES (CONTINUED)

DIVERSIFIED MEDIA - 3.5%
  3,202,774   American Lawyer Media
                 Holdings, Inc.
                 First Lien Term Loan,
                 7.87%, 03/05/10                                      3,205,785
    376,833   Black Press Group Ltd. (Canada)
                 Term B-2 Tranche Loan,
                 7.71%, 08/01/13                                        379,660
    620,667   Black Press U S Partnership
                 Term B-1 Tranche Loan,
                 7.50%, 08/01/13                                        625,322
  4,000,000   Cinemark USA, Inc.
                 Term Loan, 7.38%, 10/05/13                           4,019,040
  2,969,697   Cygnus Business Media
                 Term Loan B, 9.85%, 07/13/09                         2,940,000
  1,343,170   Day International, Inc.
                 First Lien U S Term Loan,
                 8.12%, 12/05/12                                      1,353,243
  2,416,667   Deluxe Canada Holdings, Inc.
                 (Canada)
                 First Lien Tranche C Term
                 Loan, 9.12%, 01/28/11                                2,433,293
              Endurance Business Media, Inc.
                 First Lien Term Loan,
  1,928,333      8.08%, 07/24/13                                      1,940,405
                 Second Lien Term Loan,
  2,000,000      12.57%, 01/26/14                                     2,015,000
  5,500,000   HIT Entertainment PLC
                 (United Kingdom)
                 Second Lien Term Loan,
                 10.86%, 02/26/13                                     5,568,750
  2,977,500   Merrill Communications LLC
                 Combined Term Loan,
                 7.65%, 05/15/11                                      2,993,638
              Metro-Goldwyn-Mayer Holdings II,
                 Inc./LOC Acquisition Co.
                 Tranche B Term Loan,
 11,750,000      8.62%, 04/08/12                                     11,619,693
                 Tranche B Term Loan,
  9,481,238      8.75%, 04/08/12                                      9,376,091
              North American Membership Group, Inc.
                 First Lien Tranche B Term
    985,000      Loan, 8.63%, 05/19/11                                  982,538
                 Second Lien Term Loan,
  3,000,000      12.88%, 11/18/11                                     2,985,000
  1,980,005   PBI Media, Inc.
                 First Lien Term Loan,
                 7.74%, 09/30/12                                      1,980,005
              Springer Science+Business Media
                 S.A. (Germany)
    562,496      Tranche B-2, 7.99%, 07/05/13                           569,117
    562,496      Tranche C-2, 8.37%, 07/05/14                           569,809
                 USD Tranche B-2 Add On,
    338,124      07/05/13                                               341,506
                 USD Tranche C-2 Add On,
    338,124      07/05/14                                               342,246
                 USD Tranche E-2 Add On,
    366,301      8.37%, 07/05/14                                        372,254

 PRINCIPAL
 AMOUNT ($)                                                         VALUE ($)
-----------                                                       -------------

DIVERSIFIED MEDIA (CONTINUED)
  8,000,000   VNU Inc./Nielsen Finance LLC
                 Dollar Term Loan,
                 8.19%, 08/09/13                                      8,043,760
      7,179   Warner Music Group
                 Term Loan, 7.40%, 02/28/11                               7,214
  2,000,000   Yell Group PLC (United Kingdom)
                 Facility B1 (USD),
                 7.32%, 10/27/12                                      2,011,760
                                                                  -------------

                                                                     66,675,129
                                                                  -------------
ENERGY - EXPLORATION & PRODUCTION - 1.2%
  4,000,000   Exco Partners Operating
                 Partnership, LP
                 Second Lien Term Loan,
                 11.44%, 10/02/11                                     4,050,000
  4,000,000   MEG Energy Corp. (Canada)
                 Interim Loan, 10.12%, 09/29/13                       3,962,480
  3,000,000   Paramount Resources Ltd. (Canada)
                 Term Loan, 9.88%, 08/28/12                           2,940,000
              Targa Resources, Inc.
                 Asset Bridge Term Loan,
  2,000,000      7.58%, 10/31/07                                      2,002,960
                 Synthetic Term Loan,
    772,620      5.37%, 10/31/12                                        775,031
  3,187,057      Term Loan, 7.62%, 10/31/12                           3,201,017
  6,000,000   TARH E&P Holdings, LP
                 Second Lien Term Loan,
                 10.91%, 11/15/10                                     6,000,000
                                                                  -------------

                                                                     22,931,488
                                                                  -------------
ENERGY - OTHER ENERGY - 1.9%
              Alon USA Energy, Inc.
                 Edgington Facility,
    221,667      7.82%, 06/22/13                                        222,983
                 Paramount Facility,
  1,773,333      7.91%, 06/22/13                                      1,783,867
  4,443,750   Carrizo Oil & Gas, Inc.
                 Second Lien Term Loan,
                 11.50%, 07/21/10                                     4,546,534
  8,000,000   Coffeyville Resources LLC
                 Second Lien Term Loan,
                 12.13%, 06/24/13                                     8,250,000
  4,500,000   Endeavour International
                 Holding B.V.
                 Second Lien Term Loan,
                 12.37%, 11/01/11                                     4,612,500
  1,995,000   Global Petroleum, Inc.
                 (SPI Petroleum)
                 Term Loan, 9.87%, 07/26/13                           2,004,975
  5,984,910   Helix Energy Solutions Group, Inc.
                 Term Loan, 7.44%, 07/01/13                           5,993,648
  3,000,000   Nordic Biofuels of Ravenna, LLC
                 First Lien Term Loan,
                 9.63%, 04/30/13                                      3,045,000
    361,902   SemCrude LP
                 U S Term Loan, 7.66%, 03/16/11                         364,164

NOVEMBER 30, 2006               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

 PRINCIPAL
 AMOUNT ($)                                                         VALUE ($)
-----------                                                       -------------

SENIOR LOAN NOTES (CONTINUED)

ENERGY - OTHER ENERGY (CONTINUED)
  4,000,000   Willbros USA, Inc.
                 Syndicate Term Loan,
                 10.25%, 10/27/09                                     4,000,000
                                                                  -------------

                                                                     34,823,671
                                                                  -------------
ENERGY - REFINING - 0.3%
  3,000,000   Connacher Finance Corp.
                 Term Loan, 8.56%, 10/20/13                           3,015,000
  2,500,000   J Ray McDermott SA (Panama)
                 Synthetic Facility,
                 5.27%, 06/06/12                                      2,531,250
                                                                  -------------

                                                                      5,546,250
                                                                  -------------
ENERGY - SERVICE & EQUIPMENT - 0.3%
  1,949,045   Dresser, Inc.
                 Term Loan B, 8.13%, 10/31/13                         1,964,871
  1,000,000   Generac Acquisition Corp.
                 Second Lien Term Loan,
                 11.32%, 05/12/14                                     1,008,750
  2,500,000   Vetco International Holdings, Inc.
                 (DE) (United Kingdom)
                 Second Lien Term D Loan,
                 10.32%, 01/12/14 (b)                                 2,537,500
                                                                  -------------

                                                                      5,511,121
                                                                  -------------
FINANCIAL - 1.6%
  1,750,000   AlixPartners, LLP
                 Tranche B Term Loan,
                 7.88%, 10/12/13                                      1,761,655
  2,000,000   American Wholesale Insurance
                 Group, Inc.
                 Second Lien Term Loan B,
                 12.75%, 04/27/12                                     2,005,000
  2,815,714   Arias Acquisitions, Inc.
                 Term Loan, 9.25%, 07/26/11                           2,731,243
              Checksmart Financial Co.
                 First Lien Tranche B Term
  1,990,000      Loan, 8.13%, 05/01/12                                1,990,000
                 Second Lien Term Loan,
  2,500,000      10.89%, 05/01/13                                     2,528,125
  5,000,000   Conseco, Inc
                 New Term Loan,
                 7.32%, 10/10/13                                      5,007,850
  4,354,167   Crump Group, Inc.
                 Tranche B Term Loan,
                 8.11%, 12/19/12                                      4,359,609
  2,000,000   First American Payment
                 Systems, L.P.
                 Term Loan, 8.63%, 10/06/13 (b)                       2,010,000
              Flatiron Re Ltd. (Bermuda)
                 Closing Date Term Loan,
  1,684,211      9.63%, 12/29/10                                      1,709,474
                 Delayed Draw Term Loan,
    815,789      9.66%, 12/29/10                                        828,026
    954,327   FleetCor Technologies, Inc.
                 Term Loan, 9.08%, 06/30/11                             958,507
  2,985,000   IPayment, Inc.
                 Term Facility, 7.56%, 05/10/13                       2,983,149

 PRINCIPAL
 AMOUNT ($)                                                         VALUE ($)
-----------                                                       -------------

FINANCIAL (CONTINUED)
              National Money Mart Co. (Canada)
                 Canadian Borrower Term
  1,152,542      Loan, 10.00%, 10/30/12                               1,158,305
                 Delayed Draw Term Loan,
    847,458      10.00%, 10/30/12                                       851,695
                                                                  -------------

                                                                     30,882,638
                                                                  -------------
FOOD AND DRUG - 0.7%
    923,913   Bi-Lo LLC
                 Term Loan, 9.37%, 07/01/11                             931,230
  4,000,000   CTI Food Holdings Co. LLC
                 Second Lien Secured Term
                 Loan, 11.32%, 06/02/12                               4,065,000
  1,046,322   Duloxetine Royalty Sub
                 (Cayman Islands)
                 Term Loan, 9.87%, 10/18/13                           1,054,170
  8,000,000   Rite Aid Corp.
                 Senior Secured Bridge Loan,
                 10/23/07 (b)                                         7,960,000
                                                                  -------------

                                                                     14,010,400
                                                                  -------------
FOOD/TOBACCO - BEVERAGES & BOTTLING - 0.6%
    715,166   AFC Enterprises, Inc.
                 Tranche B Term Loan,
                 7.75%, 05/09/11                                        717,398
              El Pollo Loco, Inc.
  2,000,000      Term Loan, 06/01/13 (b)                              2,005,640
  1,985,000      Term Loan, 8.40%, 11/18/11                           1,990,598
  3,300,000   National Distributing Co., Inc.
                 Second Lien Term Loan,
                 11.83%, 06/01/10                                     3,308,250
  2,000,000   PBM Holdings, Inc.
                 Term Loan, 8.08%, 09/29/12                           2,013,760
  1,182,728   Sunny Delight Beverages Co.
                 First Lien Term Loan,
                 11.47%, 08/20/10                                     1,164,987
                                                                  -------------

                                                                     11,200,633
                                                                  -------------
FOOD/TOBACCO - FOOD/TOBACCO PRODUCERS - 1.4%
  2,604,688   Chiquita Brands L.L.C.
                 Term Loan C, 7.63%, 06/28/12 (b)                     2,619,326
              Dole Food Co., Inc.
                 Credit Linked Deposit,
    558,351      5.37%, 04/12/13                                        553,817
                 Tranche B Term Loan,
  1,250,008      7.52%, 04/12/13                                      1,236,883
                 Tranche C Term Loan,
  4,166,694      7.53%, 04/04/13                                      4,132,860
              Gate Gourmet Borrower LLC
                 Dollar Term Loan First Lien,
    884,456      8.12%, 03/09/12                                        897,722
                 First Lien Letter of Credit,
    111,100      8.25%, 12/31/10                                        111,724
 11,522,362   Merisant Co.
                 Tranche B Term Loan,
                 8.74%, 01/11/10                                     11,527,201
  3,860,357   Michelina's
                 Term Loan, 8.41%, 04/02/11                           3,870,008

NOVEMBER 30, 2006               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

 PRINCIPAL
 AMOUNT ($)                                                         VALUE ($)
-----------                                                       -------------

SENIOR LOAN NOTES (CONTINUED)

FOOD/TOBACCO - FOOD/TOBACCO PRODUCERS (CONTINUED)
  4,879,919   Nellson Nutraceutical, Inc.
                 Second Lien Term Loan,
                 14.25%, 04/04/10 (d)                                 1,921,468
                                                                  -------------

                                                                     26,871,009
                                                                  -------------
FOOD/TOBACCO - RESTAURANTS - 0.9%
              Buffets Holdings, Inc.
  6,000,000      Bridge Loan, 03/01/14 (b)                            6,045,000
                 PF L/C Commitments,
    350,000      8.37%, 11/01/13                                        352,625
  2,250,000      Revolver, 11/01/11 (b)                               2,266,875
  4,650,000      Term Loan, 11/01/13 (b)                              4,684,875
  1,510,554   Caribbean Restaurant LLC
                 Tranche B Term Loan,
                 8.07%, 06/30/09                                      1,523,152
  1,471,875   Garden Fresh Restaurant Corp.
                 First Lien Term Loan B,
                 8.76%, 06/22/11                                      1,475,555
    987,813   New World Restaurant Group, Inc.
                 First Lien Term Loan,
                 8.45%, 03/31/11                                        990,282
                                                                  -------------

                                                                     17,338,364
                                                                  -------------
FOREST PRODUCTS - PACKAGING - 1.8%
  4,233,334   Consolidated Container Holdings LLC
                 Term Loan, 8.25%, 12/15/08                           4,254,500
              Georgia-Pacific Corp.
                 First Lien Term B,
  9,363,850      7.41%, 02/14/13                                      9,394,751
                 Second Lien Term Loan,
 11,000,000      8.38%, 02/14/14                                     11,041,580
  6,368,750   Graham Packaging Co.
                 Term Loan B, 7.74%, 10/07/11                         6,394,225
              JSG Acquisitions (Smurfit Kappa) (Ireland)
                 B1 Term Loan Facility,
  1,000,000      7.88%, 12/01/13                                      1,005,000
                 B1 Term Loan Facility,
  1,000,000      8.25%, 12/01/13                                      1,010,000
                                                                  -------------

                                                                     33,100,056
                                                                  -------------
FOREST PRODUCTS - PAPER - 0.4%
  1,719,229   Appleton Papers, Inc.
                 Term Loan, 7.64%, 06/11/10                           1,726,759
  2,621,875   Graphic Packaging International, Inc.
                 Tranche C Term Loan,
                 7.89%, 08/09/10                                      2,654,360
  2,316,482   NewPage Corp.
                 Term Loan, 8.50%, 05/02/11                           2,333,855
                                                                  -------------

                                                                      6,714,974
                                                                  -------------
GAMING/LEISURE - GAMING - 1.4%
  2,963,625   CCM Merger, Inc./MotorCity Casino
                 Term Loan B, 7.46%, 04/25/12                         2,966,707

 PRINCIPAL
 AMOUNT ($)                                                         VALUE ($)
-----------                                                       -------------

GAMING/LEISURE - GAMING (CONTINUED)
  1,900,525   Green Valley Ranch Gaming LLC
                 Term Loan, 7.37%, 12/22/10                           1,900,240
  2,000,000   Lakes Gaming and Resorts, LLC
                 Term Loan, 11.64%, 06/21/10                          2,010,000
              OpBiz LLC
 15,369,437      Term Loan A, 6.80%, 08/31/10 (b)                    15,228,498
     14,526      Term Loan B, 9.51%, 08/31/10                            14,422
  4,000,000   VML U S Finance LLC
                 Term B Funded Project Loan,
                 8.12%, 05/25/13                                      4,032,480
                                                                  -------------

                                                                     26,152,347
                                                                  -------------
GAMING/LEISURE - OTHER LEISURE - 1.9%
  1,931,701   AMF Bowling Worldwide, Inc.
                 Term Loan B, 8.39%, 08/27/09                         1,943,774
  2,325,000   BRE/ESA MEZZ 5 LLC
                 Mezzanine D Loan,
                 8.58%, 07/11/08                                      2,325,000
 12,675,000   BRE/Homestead MEZZ 4 LLC
                 Mezzanine D Loan,
                 8.58%, 07/11/08                                     12,675,000
              Fontainebleu Florida Hotel LLC
                 Tranche A Term Loan,
  3,000,000      8.15%, 05/11/08                                      3,000,000
                 Tranche B Term Loan,
  2,000,000      8.15%, 05/11/08                                      2,000,000
    990,000   Kuilima Resort Co.
                 First Lien Term Loan,
                 7.00%, 09/30/10                                        976,793
  5,000,000   Regal Cinemas Corp.
                 New Term Loan,
                 7.12%, 10/27/13                                      4,981,900
  2,000,000   Riverside Casino & Golf Resort LLC
                 Term Loan, 8.88%, 11/30/11                           2,005,000
  2,225,606   Trump Entertainment Resorts, Inc.
                 Term Loan B-1, 8.03%, 05/20/12                       2,244,390
  1,955,000   Wallace Theaters
                 First Lien Term Loan,
                 8.62%, 07/31/09                                      1,973,338
  1,000,000   Yellowstone Mountain Club, LLC
                 Loan (First Lien), 09/30/10 (b)                        979,690
                                                                  -------------

                                                                     35,104,885
                                                                  -------------
HEALTHCARE - ACUTE CARE - 3.2%
  3,402,421   Alliance Imaging, Inc.
                 Tranche C1 Term Loan,
                 7.97%, 12/29/11                                      3,418,004
  1,019,361   Cornerstone Healthcare Group Holding, Inc.
                 Senior Subordinated Unsecured
                 Notes, 14.00%, 07/15/12 (i)                            790,005
              HCA Inc.
                 Second Lien Bridge Loan,
  5,500,000      09/15/07 (b)                                         5,486,250
                 Tranche A Term Loan,
  1,000,000      11/17/12 (b)                                         1,000,140
                 Tranche B Term Loan,
 50,000,000      8.09%, 11/17/13                                     50,372,500
                                                                  -------------

                                                                     61,066,899
                                                                  -------------

NOVEMBER 30, 2006               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

 PRINCIPAL
 AMOUNT ($)                                                         VALUE ($)
-----------                                                       -------------

SENIOR LOAN NOTES (CONTINUED)

HEALTHCARE - ALTERNATE SITE SERVICES - 1.1%
  1,442,482   American HomePatient, Inc.
                 Secured Promissory Note,
                 6.79%, 08/01/09 (i)                                  1,442,482
              FHC Health Systems, Inc.
                 Delayed Draw Term Loan,
  1,300,000      13.40%, 12/18/09                                     1,352,000
                 Initial Term Loan,
  1,857,143      11.40%, 12/18/09                                     1,931,429
                 Third Lien Term Loan,
  6,500,000      14.40%, 02/09/11                                     6,630,000
  4,456,381   Renal Advantage, Inc.
                 Tranche B Term Loan,
                 7.84%, 10/06/12                                      4,489,804
  1,975,000   Skilled Healthcare LLC
                 First Lien Term Loan,
                 8.07%, 06/15/12                                      1,989,813
    474,603   Sunrise Medical Holdings, Inc.
                 Term Loan B-1, 8.91%, 05/13/10                         473,416
  1,955,000   WellCare Health Plans, Inc.
                 Term Loan, 7.88%, 05/13/09                           1,962,331
                                                                  -------------

                                                                     20,271,275
                                                                  -------------
HEALTHCARE - MEDICAL PRODUCTS - 3.6%
  2,000,000   American Medical Systems, Inc.
                 Term Loan, 7.81%, 07/20/12                           2,007,500
              Carl Zeiss TopCo GmbH/US Newco
                 Term B U S Dollar Loan,
    375,000      7.86%, 05/04/13                                        375,938
                 Term C U S Dollar Loan,
    375,000      8.36%, 05/04/14                                        375,938
              CCS Medical, Inc.
                 First Lien Term Loan,
 20,715,967      8.62%, 09/30/12 (b)                                 20,141,927
                 Second Lien Term Loan,
  2,250,000      13.50%, 03/30/13                                     2,076,570
  1,962,500   CompBenefits Corp.
                 Tranche B Term Loan,
                 8.54%, 04/12/12                                      1,974,766
  3,000,000   Encore Medical Finance LLC
                 Term Loan (New),
                 7.87%, 11/04/13                                      3,005,640
  1,000,000   Golden Gate National Senior
                 Care LLC
                 Second Lien Term Loan,
                 12.96%, 09/14/11                                     1,017,500
  3,491,250   Hanger Orthopedic Group, Inc.
                 Tranche B Term Loan,
                 7.87%, 09/30/09                                      3,508,706
 13,466,250   HealthSouth Corp.
                 Term Loan B, 8.62%, 03/10/13                        13,537,890
              Matria Healthcare, Inc.
                 First Lien Tranche B Term
  1,715,481      Loan, 7.63%, 01/19/12                                1,716,544
                 Tranche B-2 Term Loan,
  2,000,000      7.36%, 01/09/12                                      2,001,240
              MMM Holding, Inc./NAMM Holdings,
                 Inc./PHMC (Puerto Rico)
                 MMM Original Term Loan,
    212,338      7.62%, 08/22/11                                        212,206
                 NAMM PHMC Acquistion Term
     20,647      Loan, 7.75%, 08/22/11                                   20,634

 PRINCIPAL
 AMOUNT ($)                                                         VALUE ($)
-----------                                                       -------------

HEALTHCARE - MEDICAL PRODUCTS (CONTINUED)
              MMM Holding, Inc./NAMM Holdings,
                 Inc./PHMC (Puerto Rico) (continued)
                 NAMM PHMC Acquistion Term
    117,838      Loan, 7.62%, 08/22/11                                  117,764
                 PHMC Acquisition Term Loan,
    735,849      7.75%, 08/10/11                                        735,393
    896,034      Term Loan, 7.75%, 08/22/11                             895,478
  6,478,750   National Renal Institutes, Inc.
                 Term Facility, 7.61%, 03/31/13                       6,478,750
  2,358,706   Reliant Pharmaceuticals, Inc.
                 First Lien Term Loan,
                 15.00%, 06/30/08                                     2,382,293
              Warner Chilcott Co., Inc. (Puerto Rico)
                 Dovobet Delayed Draw Term
    165,471      Loan, 7.93%, 01/18/12                                  165,850
                 Dovonex Delayed Draw Term
    829,363      Loan, 7.80%, 01/18/12                                  831,437
                 Tranche B Acquisition Date
  4,406,810      Term Loan, 7.76%, 01/18/12                           4,426,112
    543,103   Warner Chilcott Corp.
                 Tranche C Acquisition Date
                 Term Loan, 7.61%, 01/18/12                             545,308
                                                                  -------------

                                                                     68,551,384
                                                                  -------------
HOUSING - BUILDING MATERIALS - 1.8%
              American Buildings Co.
    857,447      Letter of Credit, 12/31/08 (b) (c)                     857,447
  1,614,852      Term Loan A, 8.87%, 12/31/08                         1,489,152
  1,298,494      Term Loan B, 10.00%, 12/31/08                        1,220,585
  2,640,000   Associated Materials Inc.
                 Term Loan, 8.00%, 08/29/10                           2,649,900
              Atrium Cos., Inc.
                 Closing Date Term Facility,
  7,332,529      8.13%, 06/21/12                                      7,135,431
                 Delayed Draw Term Loan,
    219,314      05/31/12 (b) (c)                                       212,598
    890,343      Term Loan B, 06/09/12 (b)                              866,411
  1,885,611   Custom Building Products, Inc.
                 First Lien Term Loan,
                 7.61%, 10/20/11                                      1,892,682
  1,770,667   DESA LLC
                 Term Loan, 11.12%, 11/26/11                          1,664,427
  5,000,000   Edge Las Vegas Development LLC
                 Second Lien Term Loan,
                 14.32%, 06/01/07                                     4,925,000
  1,807,256   PGT Industries, Inc.
                 First Lien Tranche A-2 Term
                 Loan, 8.41%, 02/14/12 (b)                            1,811,774
  1,485,000   Pivotal Group Promontory
                 First Lien Term Loan,
                 8.08%, 08/31/10                                      1,451,216
              Ply Gem Industries, Inc.
                 Canadian Term Loan,
    264,922      7.65%, 08/15/11                                        267,571
  3,973,828      U S Term Loan, 7.65%, 08/15/11                       4,004,903
  1,000,000   Standard Pacific Corp.
                 Term Loan B, 6.93%, 05/05/13                           980,000
    985,000   Stile Acquisition Corp. (Canada)
                 Canadian Term Loan,
                 7.11%, 04/06/13                                        965,921

NOVEMBER 30, 2006               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

 PRINCIPAL
 AMOUNT ($)                                                         VALUE ($)
-----------                                                       -------------

SENIOR LOAN NOTES (CONTINUED)

HOUSING - BUILDING MATERIALS (CONTINUED)
    985,000   Stile U S Acquisition Corp.
                 U S Term Loan,
                 7.49%, 04/06/13                                        966,187
                                                                  -------------

                                                                     33,361,205
                                                                  -------------
HOUSING - REAL ESTATE DEVELOPMENT - 4.0%
  6,000,000   Edge Star Partners LLC
                 First Lien Term Loan,
                 8.65%, 11/18/07                                      5,985,000
              EH/Transeastern, LLC/TE TOUSA
  4,000,000      Term Loan, 8.25%, 08/01/08 (b)                       3,240,000
  5,500,000      Term Loan, 10.75%, 08/01/08                          2,543,750
              Ginn LA Conduit Lender, Inc.
                 First Lien Tranche A Credit-
                 Linked Deposit,
  1,570,080      8.29%, 06/08/11 (b)                                  1,507,276
                 First Lien Tranche B Term
  3,417,063      Loan, 8.17%, 06/08/11 (b)                            3,280,381
  2,143,382   Giraffe Intermediate, LLC
                 Mezzanine Note A-1,
                 7.08%, 08/09/07                                      2,143,382
  6,585,383   Lake at Las Vegas Joint Venture
                 First Lien Term Loan,
                 10.12%, 11/01/09                                     6,402,177
  3,970,000   LBREP/L-Suncal Master I LLC
                 First Lien, 8.63%, 01/18/10                          3,875,713
  5,000,000   LNR Property Corp.
                 Initial Tranche B Term Loan,
                 8.22%, 07/12/11                                      5,014,050
              Morningside Assisted Living
                 Mezzanine Loan,
  1,995,167      12.63%, 10/12/08                                     1,995,167
                 Senior Mortgage Loan,
  1,496,375      8.38%, 10/12/08                                      1,496,375
    606,618   MPO Intermediate LLC
                 Mezzanine Note A-1,
                 7.08%, 08/09/07                                        606,618
  2,487,500   November 2005 Land Investors,
                 LLC
                 First Lien Term Loan,
                 8.12%, 05/09/11                                      2,462,625
  3,950,000   Palmdale Hills Property LLC
                 First Lien Term Loan,
                 8.38%, 05/19/10                                      3,856,188
  2,000,000   Shea Capital I, LLC
                 Facility B, 7.49%, 10/27/11                          1,970,000
    751,997   Spanish Peaks Holdings LLC
                 Tranche A Credit-Linked
                 Deposit, 4.88%, 08/10/11                               751,997
              Tamarack Resort LLC
                 Tranche A Credit-Linked
  1,400,000      Deposit, 5.40%, 05/19/11                             1,351,000
                 Tranche B Term Loan,
  2,089,500      8.70%, 05/19/11                                      2,016,367
 16,358,629   Westgate Investments, LLC
                 Senior Secured Loan,
                 13.00%, 07/15/10 (i)                                16,399,526
  4,000,000   Weststate Land Partners LLC
                 First Lien Term Loan,
                 8.57%, 05/01/07                                      3,970,000

 PRINCIPAL
 AMOUNT ($)                                                         VALUE ($)
-----------                                                       -------------

HOUSING - REAL ESTATE DEVELOPMENT (CONTINUED)
  4,000,000   Woodlands Commercial
                 Properties Co. LP
                 Bridge Loan, 8.10%, 02/28/08                         4,005,000
                                                                  -------------

                                                                     74,872,592
                                                                  -------------
INFORMATION TECHNOLOGY - 4.8%
  3,000,000   Applied Systems, Inc.
                 Term Loan, 8.18%, 09/26/13                           3,016,860
  1,000,000   Aspect Software, Inc.
                 Second Lien Term Loan,
                 12.56%, 07/05/12                                     1,006,250
  1,950,000   Billing Services Group North
                 America, Inc.
                 U S Term Loan, 8.13%, 05/05/12                       1,952,438
    480,286   Bridge Information Systems, Inc.
                 Multidraw Term Loan,
                 11.00%, 07/07/13 (d) (e)                                36,021
  1,800,000   Comsys Information Services
                 Second Lien Term Loan,
                 13.12%, 10/31/10                                     1,804,500
  1,987,506   Data Transmission Network Corp.
                 First Lien Tranche B Term Loan,
                 8.48%, 03/10/13                                      1,997,444
    994,980   Deltek Systems, Inc.
                 Term Loan, 7.62%, 04/22/11                           1,002,442
 20,000,000   Freescale Semiconductor, Inc.
                 Term Loan, 12/02/13 (b)                             20,090,600
  2,000,000   GXS Corp.
                 Second Lien Term Loan,
                 14.63%, 12/20/11                                     2,010,000
              Infor Enterprise Solutions Holdings, Inc.
                 (Luxembourg)
                 Delayed Draw Term Loan,
  3,428,571      9.08%, 07/28/12                                      3,471,429
                 Initial U S Term Facility,
  6,571,429      9.08%, 07/28/12                                      6,639,246
                 Stage One U.S. Bridge Facility,
  5,000,000      11.50%, 07/29/13                                     5,062,500
              IPC Systems, Inc.
                 First Lien Tranche B-1 Term
  1,000,000      Loan, 09/30/13 (b)                                   1,008,750
                 Second Lien Term Loan,
  1,500,000      11.87%, 09/29/14                                     1,511,250
  2,000,000   MediMedia USA, Inc.
                 Tranche B Term Loan,
                 8.75%, 10/05/13                                      2,000,000
  8,000,000   NameMedia, Inc.
                 Term Loan, 11.33%, 09/07/08                          8,040,000
  3,608,765   ON Semiconductor Corp.
                 Term Loan H, 7.62%, 12/15/11                         3,629,804
  1,779,310   Open Solutions Inc.
                 First Lien Term Loan,
                 7.90%, 09/03/11                                      1,781,534
  2,212,644   Per-Se Technologies, Inc.
                 Term Loan, 7.57%, 01/06/13                           2,216,449
              Spansion LLC
  3,500,000      Term Loan B, 10/24/12 (b)                            3,509,870
  3,500,000      Term Loan B, 8.38%, 11/01/12                         3,509,870
 12,343,750   SunGard Data Systems, Inc.
                 U S Term Loan, 7.58%, 02/11/13                      12,445,586

NOVEMBER 30, 2006               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

 PRINCIPAL
 AMOUNT ($)                                                         VALUE ($)
-----------                                                       -------------

SENIOR LOAN NOTES (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)
  2,000,000   Transfirst Holdings, Inc.
                 Second Lien Term Loan,
                 11.58%, 08/15/13                                     2,010,000
                                                                  -------------

                                                                     89,752,843
                                                                  -------------
MANUFACTURING - 1.4%
  1,384,046   AIRXCEL, Inc.
                 First Lien Term Loan,
                 8.38%, 08/31/12                                      1,390,967
  1,495,461   Coinmach Corp.
                 Tranche B-1 Term Loan,
                 7.88%, 12/16/12                                      1,509,488
  1,500,000   Dundee Holdco Ltd.
                 (United Kingdom)
                 U S Term Loan B1,
                 8.07%, 02/17/14                                      1,507,500
    828,947   Euramax International Holdings B.V.
                 Second Lien European Term
                 Loan, 12.49%, 06/29/13                                 822,730
              Euramax International, Inc.
                 First Lien Domestic Term
  2,062,482      Loan, 8.19%, 06/29/12                                2,062,482
                 Second Lien Domestic Term
  1,671,053      Loan, 12.49%, 06/29/13                               1,625,099
  1,875,000   Georgia Gulf Corp.
                 Term Loan, 7.32%, 09/01/13                           1,887,188
    493,671   Longyear Canada, ULC
                 (Boart Longyear)
                 First Lien Canadian Borrower
                 Term Loan, 8.57%, 10/08/12                             497,067
              Longyear Global Holdings, Inc.
                 (Boart Longyear)
                 First DrillCorp (DDTL), 8.57%,
    531,646      10/08/12                                               535,303
                 First Lien US Term Loan,
  8,974,684      8.57%, 10/08/12 (b)                                  9,036,429
                 Second Lien Term Loan,
  4,000,000      12.36%, 10/07/13                                     3,980,000
  1,773,784   Polypore, Inc.
                 U S Term Loan, 8.33%, 11/12/11                       1,789,304
                                                                  -------------

                                                                     26,643,557
                                                                  -------------
METALS/MINERALS - OTHER METALS/MINERALS - 1.3%
  6,729,532   James River Coal Co.
                 Credit Linked Certificate of
                 Deposit, 8.57%, 11/30/11                             6,729,532
  5,000,000   Kaiser Aluminum & Chemical
                 Second Lien Term Loan,
                 9.66%, 04/24/11                                      5,025,000
  8,114,672   Murray Energy Corp.
                 Tranche B Term Loan,
                 8.40%, 01/28/10                                      8,205,962
    800,000   Oglebay Norton Co.
                 Tranche B Term Loan,
                 7.83%, 07/31/12                                        809,504
  4,477,500   Universal Buildings Products, Inc.
                 Term Loan, 8.94%, 04/28/12                           4,455,113
                                                                  -------------

                                                                     25,225,111
                                                                  -------------

 PRINCIPAL
 AMOUNT ($)                                                         VALUE ($)
-----------                                                       -------------

METALS/MINERALS - STEEL - 0.1%
  1,488,693   CII Carbon LLC
                 Term Loan B, 7.44%, 08/23/12                         1,492,415
    121,380   Novelis, Inc.
                 U S Term Loan, 7.72%, 01/07/12                         121,873
    831,250   Standard Steel, LLC
                 Initial Term Loan,
                 8.09%, 06/30/12                                        838,523
                                                                  -------------

                                                                      2,452,811
                                                                  -------------
RETAIL - 8.3%
 35,336,904   Blockbuster Entertainment Corp.
                 Tranche B Term Loan,
                 8.97%, 08/20/11                                     35,495,920
 16,250,741   Burlington Coat Factory
                 Warehouse Corp.
                 Term Loan, 7.53%, 05/28/13                          16,013,318
    952,700   Dollarama Group LP (Canada)
                 Term Loan B, 7.49%, 11/18/11                           955,082
  2,486,450   Eddie Bauer, Inc.
                 Term Loan, 9.57%, 06/21/11                           2,486,450
 28,027,955   Home Interiors & Gifts, Inc.
                 Initial Term Loan,
                 10.41%, 03/31/11 (b)                                20,250,198
  2,000,000   Michaels Stores, Inc.
                 Term Loan, 8.38%, 10/31/13                           2,007,000
              Mobileserv Ltd. (Phones 4U)
                 (United Kingdom)
  2,250,000      Term Loan B, 7.65%, 09/22/14                         4,433,569
  2,250,000      Term Loan C, 8.15%, 09/22/15                         4,437,553
              Movie Gallery, Inc.
    352,255      Term Loan A, 10.37%, 04/27/11                          339,997
                 Term Loan B,
 56,201,427      10.62%, 04/27/11 (b)                                53,938,758
  3,000,000   Pep Boys, The - Manny, Moe & Jack
                 Term Loan, 8.07%, 10/27/13                           3,028,140
  2,000,000   PetCo Animal Supplies, Inc.
                 Term Loan, 8.10%, 10/28/13                           2,010,940
              Sally Holdings, LLC
    560,748      Term Loan A, 11/01/12 (b)                              561,802
  3,439,252      Term Loan B, 11/18/13 (b)                            3,458,168
    997,500   Sports Authority, Inc., The
                 Term Loan B, 7.62%, 05/03/13                           993,550
  4,000,000   Toys "R" Us
                 Tranche B Term Loan,
                 9.64%, 07/19/12                                      4,102,480
  1,000,000   TRU 2005 Holding Co. I, Ltd
                 Term Loan, 8.32%, 12/09/08                           1,001,370
                                                                  -------------

                                                                    155,514,295
                                                                  -------------
SERVICE - ENVIRONMENTAL SERVICES - 1.0%
  2,182,031   Alliance Laundry Systems LLC
                 Term Loan, 7.62%, 01/27/12                           2,191,589
  2,945,658   Audio Visual Services Corp.
                 Term Loan, 7.87%, 05/18/11                           2,956,704
    598,661   Duratek, Inc.
                 Term Loan B, 7.76%, 06/07/13                           602,026
              EnergySolutions, LLC
                 Synthetic Letter of Credit,
     62,893      7.57%, 06/07/13                                         63,247
  1,321,342      Term Loan, 7.76%, 09/30/11                           1,328,768
  2,000,000   La Petite Academy, Inc.
                 Closing Date Term Loan,
                 8.36%, 08/16/12                                      2,013,760

NOVEMBER 30, 2006               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

 PRINCIPAL
 AMOUNT ($)                                                         VALUE ($)
-----------                                                       -------------

SENIOR LOAN NOTES (CONTINUED)

SERVICE - ENVIRONMENTAL SERVICES (CONTINUED)
              Safety-Kleen Systems, Inc.
                 Synthetic Letter of Credit,
  1,322,034      7.88%, 08/02/13                                      1,325,339
  4,677,966      Term B Loan, 7.88%, 08/02/13                         4,689,661
              Valleycrest Holding Co. (VCC Holdco)
                 First Lien Term Loan,
  2,000,000      7.82%, 10/04/13                                      2,018,760
                 Second Lien Term Loan,
  1,000,000      7.82%, 04/04/14                                      1,010,000
                                                                  -------------

                                                                     18,199,854
                                                                  -------------
SERVICE - OTHER SERVICES - 1.0%
  3,666,667   Brickman Group Holdings, Inc.
                 Term Loan, 10.52%, 11/15/09                          3,657,500
  4,490,000   Education Management LLC
                 Tranche B Term Loan,
                 9.50%, 06/01/13 (b)                                  4,520,173
              Koosharem Corp.
                 First Lien Term Loan,
  3,000,000      11.75%, 06/30/12                                     2,992,500
                 Second Lien Term Loan,
  1,000,000      15.75%, 06/30/13                                       987,500
  4,000,000   NES Rentals Holdings, Inc.
                 Second Lien Permanent Term
                 Loan, 12.13%, 07/20/13                               4,037,520
  3,000,000   Rental Service Corp.
                 Initial Term Loan, 11/30/12 (b)                      3,003,750
                                                                  -------------

                                                                     19,198,943
                                                                  -------------
TELECOMMUNICATIONS - 2.1%
 13,330,736   Advanced Micro Devices, Inc.
                 Term Loan, 7.57%, 12/31/13                          13,397,390
  5,000,000   Idearc Inc (Verizon)
                 Tranche B Term Loan,
                 11/17/14 (b)                                         5,000,000
  9,000,000   Intelsat Corp.
                 Tranche B-2 Term Loan,
                 7.87%, 01/03/14                                      9,091,800
  5,000,000   Level 3 Financing, Inc.
                 Term Loan, 8.40%, 12/01/11                           5,062,500
  4,987,500   Sorenson Communications, Inc.
                 Tranche B Term Loan,
                 8.33%, 08/16/13                                      5,021,814
    750,000   Stratos Global Corp./Stratos
                 Funding LP (Canada)
                 Term B Facility, 8.25%, 02/13/12                       750,315
  2,000,000   Unity Media
                 Mezzanine Loan, 10/15/11 (b)                         2,015,000
                                                                  -------------

                                                                     40,338,819
                                                                  -------------
TELECOMMUNICATIONS - CLEC - 0.3%
  4,937,500   Consolidated Communications, Inc.
                 Term Loan D, 7.37%, 10/14/11                         4,940,561
                                                                  -------------

 PRINCIPAL
 AMOUNT ($)                                                         VALUE ($)
-----------                                                       -------------

TELECOMMUNICATIONS - DATA/INTERNET - 0.1%
  1,000,000   Pine Tree Holdings/Country
                 Road Communications, Inc.
                 Second Lien Tranche B Term
                 Loan, 13.30%, 07/15/13                               1,005,000
                                                                  -------------
TELECOMMUNICATIONS - FIBER/LONG DISTANCE - 0.6%
  5,000,000   FairPoint Communications, Inc.
                 Replacement B Term Loan,
                 7.13%, 02/08/12                                      4,989,850
    995,556   Hawaiian Telcom Communications
                 Tranche B Term Loan,
                 7.75%, 10/31/12                                        996,262
  1,000,000   Qwest Corp.
                 Tranche B Term Loan,
                 6.95%, 06/30/10 (i)                                  1,017,500
  4,000,000   West Corp.
                 Term Loan, 8.07%, 10/24/13                           3,997,520
  1,000,000   WestCom Corp.
                 Second Lien Term Loan,
                 12.54%, 06/17/11                                     1,006,880
                                                                  -------------

                                                                     12,008,012
                                                                  -------------
TRANSPORTATION - AUTO - 4.5%
  4,577,600   Autocam Corp.
                 Domestic Revolver, 06/21/09 (b)                      4,218,579
  3,891,897   Carey International, Inc.
                 Second Lien Term Loan,
                 15.68%, 05/10/12                                     3,882,167
 16,000,000   Dana Corp.
                 DIP Term Loan,
                 7.65%, 04/13/08                                     16,014,240
              Delphi Corp.
 16,903,133      Term Loan, 13.75%, 06/14/11                         17,522,970
                 Tranche B DIP Term Loan,
  1,500,000      8.13%, 10/08/07                                      1,533,750
  4,500,000   Environmental Systems Products
                 Holdings
                 Second Lien Term Loan,
                 15.41%, 12/12/10                                     4,612,500
              Federal-Mogul Corp.
    500,000      DIP Term Loan, 7.38%, 12/09/06                         501,560
                 Supplemental Revolver,
  1,270,249      9.08%, 12/09/06 (c)                                  1,275,012
                 Tranche C Term Loan,
  1,048,750      9.08%, 12/09/06                                      1,050,061
 11,000,000   General Motors Corp.
                 Secured Term Loan, 11/29/13 (b)                     11,000,000
  2,000,000   Gleason Works (The)
                 Second Lien Term Loan,
                 10.94%, 12/30/13                                     2,027,520
  4,500,000   Goodyear Tire & Rubber Co.
                 Third Lien Term Loan,
                 8.89%, 03/01/11                                      4,571,010
    838,635   Insurance Auto Auctions, Inc.
                 Term Loan, 7.90%, 05/19/12                             840,731
  5,124,728   Key Plastics LLC
                 Term Loan B, 8.84%, 06/29/10                         5,175,976
  5,000,000   Lear Corp.
                 First Lien Term Loan B,
                 7.88%, 04/25/12                                      4,991,900
  2,535,385   Stanadyne Corp.
                 Term Loan, 8.84%, 08/02/10                           2,548,061

NOVEMBER 30, 2006               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

 PRINCIPAL
 AMOUNT ($)                                                         VALUE ($)
-----------                                                       -------------

SENIOR LOAN NOTES (CONTINUED)

TRANSPORTATION - AUTO (CONTINUED)
  1,870,000   Vanguard Car Rental USA
                 Holding, Inc.
                 Term Loan, 8.37%, 06/14/13                           1,885,671
                                                                  -------------

                                                                     83,651,708
                                                                  -------------
TRANSPORTATION - LAND - 0.5%
              Quality Distribution, Inc.
                 Synthetic Letters of Credit,
  1,427,481      5.40%, 11/13/09                                      1,434,618
  2,693,903      Term Loan, 8.32%, 11/13/09 (e)                       2,707,372
  4,322,711      Term Loan, 8.32%, 11/13/09                           4,344,325
    908,863   SIRVA Worldwide, Inc.
                 Tranche B Term Loan,
                 11.30%, 12/01/10                                       831,610
                                                                  -------------

                                                                      9,317,925
                                                                  -------------
UTILITIES - 3.8%
  1,940,000   Calpine Construction Finance
                 Co., LP
                 First Lien Term Loan,
                 11.33%, 08/26/09                                     2,061,250
              Calpine Corp.
                 First Lien DIP Revolver,
  1,432,958      7.62%, 12/20/07                                      1,441,914
                 Second Lien Term Loan,
    233,749      10.35%, 07/16/07 (d)                                   256,126
                 Second Lien Term Loan B,
  9,750,000      10.35%, 07/16/07                                    10,683,367
              CenterPoint Energy, Inc.
  3,965,025      Term Loan, 7.66%, 04/30/10                           3,968,514
  1,306,465      Term Loan, 7.71%, 04/30/10                           1,307,615
              Coleto Creek Power, LP
                 Second Lien Term Loan,
  4,987,500      9.45%, 06/28/13                                      4,638,375
                 Synthetic Facility,
    318,471      5.27%, 06/28/13                                        317,675
  4,669,825      Term Loan, 8.20%, 06/28/13                           4,652,313
  1,500,000   Covanta Energy Corp.
                 Delayed Draw Term Loan,
                 7.75%, 06/30/12                                      1,501,905
  4,000,000   GBGH, LLC (U S Energy)
                 First Lien Term Loan,
                 10.94%, 08/07/13                                     4,010,000
              KGen, LLC
                 Tranche A Term Loan,
  1,970,000      7.99%, 08/05/11                                      1,974,925
                 Tranche B Term Loan,
     36,744      14.37%, 08/05/11                                        37,662
    500,000   La Paloma Generating Co. LLC
                 Second Lien Term Loan,
                 9.00%, 08/16/13                                        503,330
              Magnolia Energy LP
                 Additional PCLC Facility,
     30,043      12/14/11 (b)                                            21,631
  4,504,913      Facility A, 12/14/11 (b)                             3,243,537
    465,044      Facility B, 12/14/11 (b)                               334,831
              NATG Holdings LLC
                 Credit Linked Certificate of
    570,221      Deposit, 6.38%, 01/23/09 (d)                           496,092
                 Term Loan A,
  1,001,749      11.50%, 01/23/09 (d)                                   177,810

 PRINCIPAL
 AMOUNT ($)                                                         VALUE ($)
-----------                                                       -------------

UTILITIES (CONTINUED)
              NATG Holdings LLC (continued)
                 Term Loan B1,
    733,455      12.25%, 01/23/10 (d)                                   130,188
                 Term Loan B2,
     72,363      11.50%, 01/23/10 (d)                                    68,021
              NRG Energy, Inc.
                 Credit Linked Certificate of
  2,413,620      Deposit, 7.37%, 02/02/13                             2,423,902
  2,563,473      Term Loan, 7.37%, 02/01/13                           2,578,290
  4,256,396   Plum Point Energy Associates, LLC
                 Second Lien Term Loan,
                 10.75%, 09/14/14                                     4,362,806
  2,000,000   Primary Energy Operations LLC
                 Term Loan, 8.15%, 08/24/09                           2,005,000
              Reliant Energy, Inc.
  2,857,143      New Term Loan, 12/01/10 (b)                          2,857,143
                 Pre-Funded Line of Credit,
  2,142,857      12/01/10 (b)                                         2,142,857
  4,518,016   Riverside Energy Center LLC
                 Term Loan, 9.74%, 06/24/11                           4,642,262
              Rocky Mountain Energy Center LLC
                 Credit Linked Certificate of
    361,073      Deposit, 5.03%, 06/24/11                               370,100
  3,121,434      Term Loan, 9.63%, 06/24/11                           3,207,273
              TECO Panda Generating Co. - Gila
                 River Power Station
                 Project Letter of Credit,
    485,932      06/01/12 (b)                                           665,728
     31,350      Working Capital, 06/01/12 (b)                           42,950
              TECO Panda- Gila River Power, L.P.
                 Tranche A Term Loan,
    962,264      9.00%, 06/01/12                                      1,281,409
                 Tranche B Term Loan,
    928,302      9.00%, 06/01/20                                      1,236,182
              TECO Panda- Union Power Partners, L.P.
                 Project Letter of Credit,
    141,077      06/01/12 (b)                                           193,276
                 Tranche A Term Loan,
    566,038      9.00%, 06/01/12                                        753,770
                 Tranche B Term Loan,
    543,396      9.00%, 06/01/20                                        723,619
     62,701      Working Capital, 06/01/12 (b)                           85,900
                                                                  -------------

                                                                     71,399,548
                                                                  -------------
WIRELESS - CELLULAR/PCS - 2.8%
  2,932,500   Cellular South, Inc.
                 Term Loan, 7.17%, 05/04/11                           2,935,256
  3,822,500   Centennial Cellular Operating
                 Co. (Puerto Rico)
                 Term Loan, 7.69%, 02/09/11                           3,853,539
 38,403,750   Cricket Communications, Inc.
                 Term B Facility, 8.12%, 06/16/13                    38,629,564
              Insight Midwest Holdings, LLC
                 B Delayed Draw Term Loan,
  1,375,000      7.61%, 04/06/14 (b)                                  1,382,742
                 B Initial Term Loan,
  4,125,000      7.61%, 04/06/14 (b)                                  4,149,503
  1,500,000   Maritime Telecommunications
                 Network, Inc.
                 First Lien Term Loan,
                 8.19%, 05/11/12                                      1,496,250

NOVEMBER 30, 2006               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

 PRINCIPAL
 AMOUNT ($)                                                         VALUE ($)
-----------                                                       -------------

SENIOR LOAN NOTES (CONTINUED)

WIRELESS - CELLULAR/PCS (CONTINUED)
  1,000,000   Time Warner Telecom Holdings Inc.
                 Term Loan B, 7.57%, 01/07/13                         1,008,440
                                                                  -------------

                                                                     53,455,294
                                                                  -------------
WIRELESS COMMUNICATIONS - 1.2%
 22,000,000   MetroPCS Wireless, Inc.
                 Tranche B Term Loan,
                 7.88%, 11/03/13                                     22,013,640
                                                                  -------------

              TOTAL SENIOR LOAN NOTES
                 (COST $1,631,375,794)                            1,630,096,910
                                                                  -------------
FOREIGN DENOMINATED SENIOR LOAN NOTES (a) - 12.1%

DENMARK - 0.5%
EUR
              Nordic Telephone Co. Holdings APS
                 Euro Facility B2, 5.54%,
  3,750,000   04/10/14                                                5,025,119
                 Euro Facility C2, 6.04%,
  3,750,000   04/10/15                                                5,038,043
                                                                  -------------

                                                                     10,063,162
                                                                  -------------
FRANCE - 2.3%
EUR
              Ypso Holding SA
    668,110      Capex Term Loan, 12/15/12 (b)                          867,888
  2,948,563      Eur A (Acq) 1 Facility, 06/06/13 (b)                 3,820,900
    261,063      Eur A (Acq) 2 Facility, 06/06/13 (b)                   339,126
                 Eur B (Acq) 1 Facility,
  9,331,543      5.84%, 06/06/14 (b)                                 12,190,899
                 Eur B (Acq) 1 Facility,
  1,340,275      5.87%, 06/06/14                                      1,749,962
                 Eur B (Acq) 2 Facility,
  8,986,389      5.60%, 06/06/14 (b)                                 11,744,486
                 Eur B (Acq) 2 Facility,
  2,186,765      5.87%, 06/06/14                                      2,857,201
                 Eur B (Recap) 1 Facility,
  5,457,508      5.60%, 06/15/14                                      7,132,523
  2,522,733      Facility B, 12/15/13 (b)                             3,296,173
                                                                  -------------

                                                                     43,999,158
                                                                  -------------
GERMANY - 1.4%
EUR
  4,000,000   Iesy Hessen/ISH NRW
                 GMBH/Arena Sport
                 Euro Senior Secured Term Loan,
                 6.63%, 10/15/11                                      5,315,483
              Kabel Baden Wurttemburg GMBH
                 & CO. KG
    750,000      Term C Facility, 6.47%, 06/09/15                     1,000,381
    750,000      Term B Facility, 5.97%, 06/09/14                       996,345
 14,900,000   P7S1 Holding II S.A.R.L - GMP
                 Facility B, 7.38%, 07/08/11                         19,814,590
                                                                  -------------

                                                                     27,126,799
                                                                  -------------

 PRINCIPAL
 AMOUNT ($)                                                         VALUE ($)
-----------                                                       -------------

ITALY - 0.9%
EUR
  4,000,000   H3G S.p.A.
                 Euro Term Loan A1, 12/30/11 (b)                      5,222,694
              Prysmian Cables & Systems, Inc.
                 Euro Term Loan B,
    875,000      6.00%, 08/04/12                                      1,164,942
                 Euro Term Loan C2,
    875,000      5.57%, 08/04/12                                      1,167,842
              Wind Telecomunicazione S.p.A.
                 A1 Term Loan Facility,
  3,500,000      5.29%, 05/26/12                                      4,641,861
                 B1 Term Loan Facility,
  1,750,000      5.63%, 05/26/13                                      2,331,091
                 C1 Term Loan Facility,
  1,750,000      6.13%, 05/26/14                                      2,338,560
                                                                  -------------

                                                                     16,866,990
                                                                  -------------
LUXEMBOURG - 0.4%
EUR
              Infor Enterprise Solutions Holdings, Inc.
                 Delayed Draw Term Loan,
  1,915,423      07/28/12 (b)                                         2,539,002
                 Stage One U.S. Bridge Facility,
  3,059,701      07/29/13 (b)                                         4,055,808
                                                                  -------------

                                                                      6,594,810
                                                                  -------------
NETHERLANDS - 2.7%
EUR
              AMSTERDAMSE BEHEER- EN
              CONSULTINGMAATSCHAPPIJ B.V. (Casema)
  3,995,806      Casema B1 Term Loan, 09/12/14                        5,296,668
  6,071,429      Casema C Term Loan, 09/12/15                         8,048,023
                 Kabelcom D Term Loan
  1,000,000      (Second Lien), 03/12/16 (b)                          1,356,946
                 Kabelcom B Term Loan,
  4,553,571      09/12/14 (b)                                         6,036,017
                 Kabelcom D Term Loan
  1,000,000      (Second Lien), 03/12/16 (b)                          1,325,557
                 Kabelcom C Term Loan,
  5,150,162      09/12/15 (b)                                         6,891,687
                 Casema D Term Loan
  1,500,000      (Second Lien), 03/12/16                              1,988,335
                 Casema C Term Loan,
    596,591      09/12/15 (b)                                           803,468
                 Kabelcom B Term Loan,
  5,150,162      09/12/14 (b)                                         6,901,928
                 Kabelcom C Term Loan,
  4,553,571      09/12/15 (b)                                         6,036,017
                 Casema B1 Term Loan,
    392,636      09/12/14 (b)                                           526,186
                 Casema B2 Term Loan,
    203,955      09/12/14 (b)                                           271,976
  2,075,622      Casema B2 Term Loan, 09/12/14                        2,751,355
              YBR Acquisition B.V.
                 Facility B2 Term Loan,
    806,733      5.82%, 06/30/13                                      1,085,711
                 Facility C2 Term Loan,
  1,250,000      5.64%, 06/30/14                                      1,686,042
                                                                  -------------

                                                                     51,005,916
                                                                  -------------

NOVEMBER 30, 2006               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

 PRINCIPAL
 AMOUNT ($)                                                         VALUE ($)
-----------                                                       -------------

FOREIGN DENOMINATED SENIOR LOAN NOTES
(CONTINUED)

SPAIN - 0.4%
EUR
              Gasmedi 2000 S.A. / Nattai, S.L.U.
  1,666,667      Tranche B, 08/11/14 (b)                              2,209,261
  1,666,667      Tranche C, 08/11/15 (b)                              2,209,261
                 Tranche E Second Lien,
  1,666,667      02/11/16 (b)                                         2,209,261
                                                                  -------------

                                                                      6,627,783
                                                                  -------------
SWITZERLAND - 0.1%
EUR
  1,155,363   Merisant Co.
                 Tranche A (Euro) Term Loan,
                 6.40%, 01/11/09                                      1,535,328
                                                                  -------------
UNITED KINGDOM - 3.4%
GBP
  1,000,000   Ansco UK Finance CO. Ltd.
                 Tranche B Term Loan,
                 8.49%, 03/08/12                                      1,989,162
  1,368,125   Champion Home Builders Co.
                 GBP Term Loan, 7.54%, 10/31/12                       2,701,239
  2,755,472   Dollar Financial UK Limited
                 UK Borrower Euro Term Loan,
                 6.38%, 10/31/12                                      3,667,363
    869,822   Eggborough Power Ltd.
                 Term Loan, 03/31/22 (b) (i)                          5,688,970
              Forgings International Limited
                 (Firth Rixon)
  2,403,900      Term C1 (GBP), 8.08%, 09/22/15                       2,439,959
    500,000      Term C1 (GBP), 7.81%, 09/22/15                       1,004,416
    500,000      Term C1 (GBP), 7.56%, 09/22/14                         999,499
  2,403,900      Term B1 (GBP), 7.83%, 09/22/14                       2,439,959
    926,518   Invensys International Holdings Ltd.
                 GBP Bonding Facility B,
                 7.04%, 12/15/10                                      1,837,289
              NTL Inc.
  2,903,872      A Facility, 6.63% 03/03/11                           5,635,472
              NTL Investment Holdings Ltd.
  1,750,000      GBP Tranche C Term Loan,
                 7.64%, 03/03/13                                      3,493,942
              Peacock Group (The)
  2,250,000      Facility B, 7.44%, 10/30/13                          4,453,486
  2,250,000      Facility C, 7.94%, 10/30/14                          4,453,486
  2,959,184   PlayPower, Inc.
                 Add-on Term Loan,
                 8.08%, 12/18/09                                      5,828,088
  1,392,327   SunGard U K Holdings Ltd.
                 U K Term Loan, 7.49%, 02/11/13                       2,774,685
  2,322,803   Teesside Power Ltd.
                 Term Loan, 5.51%, 04/01/08                           4,826,083
              Trinitybrook PLC
  2,500,000      Term Loan B1, 7.66%, 07/31/13                        4,932,630

 PRINCIPAL
 AMOUNT ($)                                                         VALUE ($)
-----------                                                       -------------

UNITED KINGDOM (CONTINUED)
GBP
              Trinitybrook PLC (continued)
  2,500,000      Term Loan C1, 8.16%, 07/31/14                        4,943,154
                                                                  -------------

                                                                     64,108,882
                                                                  -------------
              TOTAL FOREIGN DENOMINATED
                 SENIOR LOAN NOTES
                 (COST $215,811,858)                                227,928,828
                                                                  -------------
CORPORATE NOTES AND BONDS (i) - 0.0%

TRANSPORTATION - AUTO - 0.0%
              Key Plastics Holdings, Inc.
                 Junior Secured Subordinated
     72,552      Notes, 18.32%, 04/26/07                                 67,292
TRANSPORTATION - AUTO (CONTINUED)
                 Senior Secured Subordinated
    101,433      Notes, 7.00%, 04/26/07                                 102,447
                                                                  -------------

                                                                        169,739
                                                                  -------------
              TOTAL CORPORATE NOTES AND BONDS
                 (COST $166,889)                                        169,739
                                                                  -------------

  SHARES
-----------

COMMON STOCKS (g) - 1.4%

MANUFACTURING - 0.0%
         12   GenTek, Inc., B Shares                                        394
                                                                  -------------
TELECOMMUNICATIONS/COMBINATION - 0.0%
      1,756   Engingen Realty (f)                                             0
                                                                  -------------
TRANSPORTATION - AUTO - 0.0%
              Environmental Systems Products
      3,445   Holdings (f)                                                    0
                                                                  -------------
UTILITIES - 1.2%
     12,470   CenterPoint Energy, Inc.                                  167,347
    731,628   Mirant Corp.                                           22,256,124
    322,876   NATG Holdings LLC (f)                                           0
                                                                  -------------

                                                                     22,423,471
                                                                  -------------
WIRELESS - CELLULAR/PCS - 0.2%
     76,137   Leap Wireless International, Inc.                       4,320,775
                                                                  -------------

              TOTAL COMMON STOCKS
                 (COST $22,921,786)                                  26,744,640
                                                                  -------------
PREFERRED STOCKS - 0.0%

MANUFACTURING - 0.0%
     14,382   Superior Telecom, Inc., Series A                           11,506
                                                                  -------------
TRANSPORTATION - AUTO - 0.0%
         13   Key Plastics Holdings, Inc. (f)                                 0
                                                                  -------------

              TOTAL PREFERRED STOCKS
                 (COST $14,382)                                          11,506
                                                                  -------------

NOVEMBER 30, 2006               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

   UNITS
-----------

WARRANTS - 0.0%

GAMING/LEISURE - GAMING - 0.0%
     23,070   OpBiz LLC, expires 08/31/10 (g) (f)                             0
         25   OpBiz LLC, expires 08/31/10 (g) (f)                             0
                                                                  -------------

                                                                              0
                                                                  -------------
              TOTAL WARRANTS
                 (COST $0)                                                    0
                                                                  -------------
   SHARES
-----------

CLAIMS (h) - 0.0%

UTILITIES - 0.0%
 17,500,000   Mirant Corp.                                              196,875
                                                                  -------------
              TOTAL CLAIMS
                 (COST $2)                                              196,875
                                                                  -------------
TOTAL INVESTMENTS - 100.2%
   (cost of $1,870,290,711) (j)                                   1,885,148,498
                                                                  -------------

OTHER ASSETS & LIABILITIES, NET - (0.2)%                             (4,408,769)
                                                                  -------------

NET ASSETS - 100.0%                                               1,880,739,729
                                                                  =============

----------
(a) Senior loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. (Unless otherwise identified by footnote (i), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at November 30, 2006. Senior loans, while exempt from registration under the Security Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(b) All or a portion of this position has not settled. Contract rates do not take effect until settlement date.

(c) Senior Loan Notes have additional unfunded loan commitments. As of November 30, 2006, the Portfolio had unfunded loan commitments of $26,169,305, which could be extended at the option of the borrower, persuant to the following loan agreements.

                                                                     UNFUNDED
                                                                       LOAN
BORROWER                                                            COMMITMENT
--------                                                          -------------
American Building Co.                                             $     239,463
Atrium Cos., Inc.                                                       164,118
Centennial Cellular Operating Co.                                     2,250,000
Covanta Energy Corp.                                                  1,000,000
Cricket Communications, Inc.                                          6,500,000
DeCrane Aircraft Holdings, Inc.                                         806,667
Federal-Mogul Corp.                                                     102,746
Ferro Corp.                                                           1,333,333
Interstate Bakeries Corp.                                             7,500,000
Millennium Digital Media Systems, LLC                                 3,680,705
Oglebay Norton Co.                                                      200,000
Standard Steel, LLC                                                     166,667
Trump Entertainment Resorts, Inc.                                     2,225,606
                                                                  -------------
                                                                  $  26,169,305
                                                                  =============

(d) The issuer is in default of certain debt covenants. Income is not being accrued.

(e)   Loans held on participation.

(f) Represents fair value as determined in good faith under the direction of the Board of Trustees.

(g)   Non-income producing security.

(h) Security is the result of company restructuring that will be converted into equity upon the completion of court proceedings.

(i)   Fixed rate senior loan or corporate note.

(j)   Cost for Federal income tax purposes is $1,640,802,321.

           Gross unrealized appreciation                          $  25,010,003
           Gross unrealized depreciation                            (10,516,448)
                                                                  -------------
                                                                  $  14,493,555
                                                                  =============

CLEC  Competitive Local Exchange Carrier
DIP   Debtor in Possession
EUR   Euro Currency
GBP   Great Britain Pound

                       FOREIGN VARIABLE SENIOR LOAN NOTES
                         INDUSTRY CONCENTRATION TABLE:
                            (% of Total Net Assets)

      Cable - International Cable ...................................   5.5%
      Telecommunications ............................................   1.6%
      Broadcasting ..................................................   1.0%
      Retail ........................................................   1.0%
      Utilities .....................................................   0.6%
      Information Technology ........................................   0.5%
      Manufacturing .................................................   0.5%
      Aerisoace - Aerospace/Defense .................................   0.4%
      Medical - Medical Products ....................................   0.3%
      Diversified Media .............................................   0.2%
      Financial .....................................................   0.2%
      Food/Tobacco - Food/Tobacco Producers .........................   0.1%
      Gaming/Leisure - Gaming .......................................   0.1%
      Housing - Real Estate Development .............................   0.1%
                                                                       ----
      Total .........................................................  12.1%
                                                                       ====

NOVEMBER 30, 2006               HIGHLAND FLOATING RATE LIMITED LIABILITY COMPANY

SECURITY VALUATION:

The value of the Fund's assets is based on the current market value of its investments. For securities with readily available market quotations, the Fund uses those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. Securities without a sale price or bid and ask quotations on the valuation day will be priced by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund's net asset value), such securities are valued at their fair value, as determined in good faith in accordance with procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect the affected portfolio securities' value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security.

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Highland Floating Rate Limited Liability Company

By (Signature and Title)*   /s/ James D. Dondero
                          ------------------------------------------------------
                            James D. Dondero, Chief Executive Officer
                            (principal executive officer)

Date January 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ James D. Dondero
                          ------------------------------------------------------
                            James D. Dondero, Chief Executive Officer
                            (principal executive officer)

Date January 25, 2007

By (Signature and Title)*   /s/ M. Jason Blackburn
                          ------------------------------------------------------
                            M. Jason Blackburn, Chief Financial Officer
                            (principal financial officer)

Date January 25, 2007

* Print the name and title of each signing officer under his or her signature.